UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21137

        Nuveen Quality Preferred Income Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Quality Preferred Income Fund 2 (JPS) September 30, 2005

						Market Value
				Ratings*

Shares	Description(1)		Coupon	Moody's	S&P

	$25 PAR (or similar) SECURITIES - 80.5% (56.5% of Total Investments)
	Automobiles - 0.1%
4,300	Daimler Chrysler (CORTS)		7.500%	A3	BBB	$109,435
2,400	Daimler Chrysler (CORTS)		8.250%	A3	BBB	60,792
3,000	Daimler Chrysler (CORTS)		6.875%	A3	BBB	75,600
3,400	DaimlerChrysler AG (CORTS)		7.875%	A3	BBB	85,578
23,300	DaimlerChrysler Corp. (PPLUS)		7.250%	A3	BBB	587,160
11,015	Ford Motor Company		0.000%	Baa1	BB+	221,952
21,999	Ford Motor Company, Series F (CORTS)		8.000%	Ba1	BB+	449,440

	Capital Markets - 4.4%
103,100	Bear Stearns Capital Trust III		7.800%	A2	BBB	2,654,825
19,300	BNY Capital Trust IV, Series E		6.875%	A1	A-	489,448
48,000	BNY Capital Trust V, Series F		5.950%	A1	A-	1,190,400
384,925	Compass Capital Trust III		7.350%	A3	BBB-	9,854,080
26,900	CSFB USA, Series 2002-10 (SATURNS)		7.000%	Aa3	A+	702,359
63,300	First Union Capital II, Series II (CORTS)		7.500%	A1	A-	1,620,480
31,300	First Union Institutional Capital II (CORTS)		8.200%	A1	A-	877,496
3,600	Goldman Sachs Capital I (CORTS)		6.000%	A1	A-	87,660
2,100	Goldman Sachs Capital I, Series A (CORTS)		6.000%	A1	A-	51,282
2,000	Goldman Sachs Group Inc. (PPLUS)		6.000%	Aa3	A+	49,600
3,800	Goldman Sachs Group Inc. (SATURNS)		5.750%	Aa3	A+	91,390
12,000	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)		6.000%	A1	A-	297,000
323,400	Lehman Brothers Holdings Capital Trust III, Series K		6.375%	A2	BBB+	8,068,830
102,900	Lehman Brothers Holdings Capital Trust IV, Series L		6.375%	A2	BBB+	2,588,964
37,800	Lehman Brothers Holdings Capital Trust V, Series M		6.000%	A2	BBB+	924,966
42,000	Lehman Brothers Holdings Inc., Series C (a)		5.940%	N/R	BBB+	2,095,800
70,000	Lehman Brothers Holdings Inc., Series F (a)		6.500%	A3	BBB+	1,840,300
204,100	Merrill Lynch Capital Trust		7.000%	A1	A-	5,284,149
117,500	Merrill Lynch Capital Trust II		8.000%	A1	A-	3,090,250
107,900	Merrill Lynch Preferred Capital Trust		7.750%	A1	A-	2,788,136
113,500	Merrill Lynch Preferred Capital Trust IV		7.120%	A1	A-	2,973,700
193,200	Merrill Lynch Preferred Capital Trust V		7.280%	A1	A-	5,081,160
55,200	Morgan Stanley (PPLUS)		7.050%	Aa3	A+	1,410,912
166,508	Morgan Stanley Capital Trust II		7.250%	A1	A-	4,272,595
457,500	Morgan Stanley Capital Trust III		6.250%	A1	A-	11,455,800
380,000	Morgan Stanley Capital Trust IV		6.250%	A1	A-	9,481,000
21,300	Morgan Stanley Capital Trust V		5.750%	A1	A+	512,691
7,400	UBS Preferred Funding Trust III		7.250%	A1	AA-	189,736
44,000	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)		7.650%	Baa1	BBB	1,136,520

	Commercial Banks - 12.3%
119,000	ABN AMRO Capital Fund Trust V		5.900%	A2	A	2,908,360
152,060	ASBC Capital I		7.625%	Baa1	BBB-	3,968,766
135,900	BAC Capital Trust I		7.000%	Aa3	A	3,483,117
168,500	BAC Capital Trust II		7.000%	Aa3	A	4,350,670
218,300	BAC Capital Trust III		7.000%	Aa3	A	5,649,604
304,100	Banco Santander		6.410%	A2	BBB+	7,845,780
54,100	Banco Totta & Acores Finance, Series A		8.875%	A3	N/R	1,393,075
4,700	BancorpSouth Capital Trust I		8.150%	Baa2	BB+	122,200
83,100	BancWest Capital I		9.500%	A3	A-	2,106,585
731,000	Banesto Holdings, Series A, 144A		10.500%	A2	N/R	22,135,630
198,500	Bank One Capital Trust VI		7.200%	A1	A-	5,137,180
62,500	BankNorth Capital Trust II		8.000%	A3	BB+	1,631,250
78,800	BBVA Preferred Capital Ltd., Series B		7.750%	A1	A-	2,014,916
121,500	Chittenden Capital Trust I		8.000%	Baa1	BB+	3,219,750
225,500	Cobank ABC, 144A (a)		7.000%	N/R	N/R	11,645,948
265,200	Comerica Capital Trust I		7.600%	A3	BBB+	6,754,644
362,100	HSBC Finance Corporation		6.875%	A1	A	9,476,157
4,200	HSBC Finance Corporation		6.000%	A1	A	104,370
917,000	HSBC Finance Corporation (a)		6.360%	A3	BBB+	23,190,930
38,400	KeyCorp (PCARS)		7.500%	A3	N/R	1,003,008
32,100	KeyCorp, Series 2001-7 (CORTS)		7.750%	A3	BBB	826,415
95,300	KeyCorp, Series B (CORTS)		8.250%	A3	BBB	2,463,505
267,600	National Commerce Capital Trust II		7.700%	A1	A-	6,901,404
5,000	National Westminster Bank plc		7.760%	Aa3	A+	130,050
112,200	National Westminster Bank plc, Series A		7.875%	Aa2	A+	2,927,298
289,600	PFCI Capital Corporation		7.750%	A3	A-	7,891,600
40,500	Regions Finance Trust I		8.000%	A2	BBB+	1,027,080
596,876	Royal Bank of Scotland Group plc, Series N		6.350%	A1	A	15,166,619
147,400	SunTrust Capital Trust IV		7.125%	A1	A-	3,776,388
157,500	SunTrust Capital Trust V		7.050%	A1	A-	4,022,550
714,300	USB Capital Trust III		7.750%	Aa3	A-	18,336,081
271,300	USB Capital Trust IV		7.350%	Aa3	A-	7,013,105
123,300	USB Capital Trust V		7.250%	Aa3	A-	3,171,276
12,100	USB Capital Trust VI		5.750%	Aa3	A-	287,012
86,000	USB Capital Trust VII		5.875%	Aa3	A-	2,066,580
92,300	VNB Capital Trust I		7.750%	Baa1	BBB	2,382,263
38,700	Wells Fargo Capital Trust IV		7.000%	Aa2	A	990,333
49,900	Wells Fargo Capital Trust IX		5.625%	Aa2	A	1,197,600
253,500	Wells Fargo Capital Trust V		7.000%	Aa2	A	6,459,180
41,100	Wells Fargo Capital Trust VI		6.950%	Aa2	A-	1,051,749
61,300	Wells Fargo Capital Trust VII		5.850%	Aa2	A	1,507,980
578,650	Zions Capital Trust B		8.000%	Baa1	BBB-	15,363,158

	Computers & Peripherals - 0.1%
22,400	IBM Inc. (CORTS)		7.125%	A1	A+	576,128
8,200	IBM Inc., Trust Certificates, Series 2001-2		7.100%	A1	A+	211,888
14,500	IBM Trust II (CORTS)		7.125%	A1	A+	373,810
35,100	IBM Trust III (CORTS)		7.200%	A1	A+	910,494

	Consumer Finance - 1.0%
620,196	Household Capital Trust VI		8.250%	A2	BBB+	15,870,816
72,700	Household Capital Trust VII		7.500%	A2	BBB+	1,875,660
16,100	SLM Corporation		6.000%	A2	A	397,992

	Diversified Financial Services - 9.0%
407,000	CIT Group Incorporated, Series A (a)		6.350%	Baa1	BBB+	10,325,590
37,600	CIT Group Incorporated (CORTS)		7.750%	A3	BBB+	1,003,544
6,800	Citigroup Capital Trust IX		6.000%	Aa2	A	170,000
469,800	Citigroup Capital Trust VII		7.125%	Aa2	A	12,008,088
821,007	Citigroup Capital Trust VIII		6.950%	Aa2	A	20,853,578
16,700	Citigroup Capital Trust XI		6.000%	Aa2	A	414,828
14,300	Citigroup Capital X		6.100%	Aa2	A	355,212
36,900	Citigroup Inc., Series H (a)		6.231%	Aa3	N/R	1,928,025
39,000	Citigroup Inc., Series M (a)		5.864%	Aa3	A	1,998,360
1,300	Citigroup, Series CIT (CORTS)		6.750%	A3	BBB+	33,176
11,000	General Electric Capital Corporation		5.875%	N/R	AAA	276,100
300,700	General Electric Capital Corporation		6.100%	Aaa	AAA	7,655,822
199,700	General Electric Capital Corporation		6.625%	Aaa	AAA	5,132,290
1,435,155	ING Group NV		7.050%	N/R	A	37,170,515
1,519,300	ING Group NV		7.200%	A2	A	39,668,923
11,000	ING Group NV		6.200%	A2	A	276,870
90,800	JPM Capital Trust (CORTS)		7.200%	A2	A-	2,319,940
10,600	JPM Capital Trust I, Series 2001-1, Class A-1 (CORTS)		7.850%	A1	A-	270,936
5,900	JPMorgan Chase & Company (PCARS)		7.125%	A2	A-	151,866
51,200	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)		7.125%	A1	A-	1,318,656
203,600	JPMorgan Chase Capital Trust X		7.000%	A1	N/R	5,234,556
10,156	JPMorgan Chase Capital Trust XI		5.875%	A1	A-	247,502
210,300	JPMorgan Chase Capital Trust XVI		6.350%	A1	A-	5,286,942
366,000	JPMorgan Chase Capital Trust IX, Series I		7.500%	A1	A-	9,395,220

	Diversified Telecommunication Services - 0.5%
11,500	BellSouth Capital Funding (CORTS)		7.100%	A1	A	294,055
32,500	BellSouth Corporation		7.125%	A2	A	843,863
18,700	BellSouth Corporation (CORTS)		7.000%	Aa3	A	480,590
10,800	BellSouth Corporation, Series 2001-3 (SATURNS)		7.125%	A2	A	276,588
14,200	BellSouth Corporation (CORTS)		7.000%	A2	A	368,987
16,300	BellSouth Inc. (CORTS)		7.000%	A2	A	425,430
28,100	BellSouth Telecommunications (PPLUS)		7.300%	Aa3	A	727,509
114,999	SBC Communications Inc.		7.000%	A2	A	2,914,075
30,400	Verizon Communications (CORTS)		7.625%	A2	A+	805,752
7,600	Verizon Communications (CORTS)		7.375%	A2	A+	202,160
68,900	Verizon Global Funding Corporation (SATURNS)		7.500%	A2	A+	1,826,539
20,800	Verizon New England Inc., Series B		7.000%	A2	N/R	536,016
7,800	Verizon South Inc., Series F		7.000%	A2	A+	198,978

	Electric Utilities - 5.0%
189,500	Alabama Power Company (a)		5.830%	Baa1	BBB+	4,813,300
17,200	Consolidated Edison Company of New York Inc.		7.500%	A1	A	438,084
27,400	DTE Energy Trust I		7.800%	Baa3	BB+	721,990
1,600	Entergy Arkansas Inc.		6.000%	Aaa	AAA	40,144
5,500	Entergy Arkansas Inc.		6.700%	Aaa	AAA	140,800
52,350	Entergy Louisiana Inc.		7.600%	Baa1	A-	1,330,737
1,299,100	Entergy Mississippi Inc.		7.250%	Baa2	A-	33,321,915
3,000	Georgia Power Capital Trust V		7.125%	A3	BBB+	77,280
1,500	Georgia Power Capital Trust VII		5.875%	A3	BBB+	37,425
28,800	Georgia Power Company		5.700%	Aaa	AAA	716,832
941,500	Interstate Power and Light Company, Series B (a)		8.375%	Baa3	BBB-	32,411,138
7,700	National Rural Utilities Cooperative Finance Corporation		7.600%	A3	BBB+	196,350
8,400	National Rural Utilities Cooperative Finance Corporation		7.400%	A3	BBB+	216,720
20,000	National Rural Utilities Cooperative Finance Corporation		6.100%	A3	BBB+	498,800
269,400	National Rural Utilities Cooperative Finance Corporation		5.950%	A3	BBB+	6,578,748
53,200	Public Service Company of Oklahoma, Series B		6.000%	Aaa	AAA	1,351,280
1,900	Southern Company Capital Trust I (CORTS)		7.375%	Baa1	BBB+	48,602
59,800	Tennessee Valley Authority, Series D		6.750%	Aaa	AAA	1,506,960
259,600	Virginia Power Capital Trust		7.375%	Baa1	BBB-	6,780,752

	Food Products - 0.7%
122,000	Dairy Farmers of America Inc., 144A (a)		7.875%	Ba1	BBB-	12,642,250

	Gas Utilities - 0.1%
53,500	AGL Capital Trust II		8.000%	Baa2	BBB	1,366,925

	Health Care Providers & Services - 0.1%
62,900	Aetna Incorporated		8.500%	Baa1	BBB+	1,623,449

	Industrial Conglomerates - 0.0%
8,200	General Electric Company (CORTS)		6.800%	Aaa	AAA	212,872

	Insurance - 18.8%
972,600	Ace Ltd., Series C		7.800%	Baa2	BBB-	25,628,010
2,097,900	Aegon NV		6.375%	A3	A-	53,475,471
5,400	AMBAC Financial Group Inc.		7.000%	Aa2	AA	137,808
39,300	AMBAC Financial Group Inc.		5.950%	Aa2	AA	960,492
3,000	AMBAC Financial Group Inc.		5.875%	Aa2	AA	73,020
38,800	American General Capital III		8.050%	Aa3	A+	979,312
479,357	Delphi Financial Group Inc.		8.000%	Baa3	BBB	12,707,754
2,637,400	EverestRe Group Limited		7.850%	Baa1	BBB	68,704,270
51,500	Financial Security Assurance Holdings		6.875%	Aa2	AA	1,315,310
701,200	Financial Security Assurance Holdings		6.250%	Aa2	AA	17,810,480
6,300	Financial Security Assurance Holdings		5.600%	Aa2	AA	150,948
347,100	Hartford Capital Trust III, Series C		7.450%	Baa1	BBB	8,840,637
104,600	Hartford Life Capital Trust II, Series B		7.625%	Baa1	BBB	2,680,898
94,000	Lincoln National Capital Trust V, Series E		7.650%	Baa1	BBB	2,418,620
50,600	Lincoln National Capital Trust VI		6.750%	Baa1	BBB	1,301,938
19,413	MBIA Inc.		8.000%	Aa2	AA	489,984
7,500	MetLife Inc.		5.875%	A2	A	186,375
1,097,500	MetLife Inc., Series B (a)		6.500%	Baa1	BBB	27,821,625
274,681	PartnerRe Limited		7.900%	A3	BBB+	7,023,593
641,020	PartnerRe Limited, Series C		6.750%	Baa1	BBB+	16,070,371
25,000	PartnerRe Limited, Series D		6.500%	Baa1	BBB+	621,250
108,700	PLC Capital Trust III		7.500%	Baa1	BBB+	2,795,764
443,040	PLC Capital Trust IV		7.250%	Baa1	BBB+	11,496,888
11,700	PLC Capital Trust V		6.125%	Baa1	BBB+	288,405
222,200	Prudential plc		6.750%	Baa1	A	5,719,428
324,060	RenaissanceRe Holdings Ltd., Series A		8.100%	Baa2	BBB+	8,198,718
145,800	RenaissanceRe Holdings Ltd., Series B		7.300%	Baa2	BBB+	3,682,908
20,200	RenaissanceRe Holdings Ltd., Series C		6.080%	Baa2	BBB+	453,490
20,700	Safeco Capital Trust I (CORTS)		8.750%	Baa2	BBB-	613,031
89,700	Safeco Capital Trust I (CORTS)		8.700%	Baa2	BBB-	2,326,818
59,900	Safeco Capital Trust I, Series 2001-4 (CORTS)		8.750%	Baa2	BBB-	1,537,034
4,700	Safeco Capital Trust III (CORTS)		8.072%	Baa2	BBB-	122,858
1,500	Safeco Capital Trust IV (CORTS)		8.375%	Baa2	BBB-	39,915
2,300	Safeco Corporation, Series 2001-7 (SATURNS)		8.250%	Baa2	BBB-	60,904
7,200	Safeco Corporation, Series 2002-5 (SATURNS)		8.250%	Baa2	BBB-	189,360
6,800	Saint Paul Capital Trust I		7.600%	Baa1	BBB-	175,712
132,300	Torchmark Capital Trust I		7.750%	Baa1	A-	3,439,800
2,000	Torchmark Capital Trust II		7.750%	Baa1	A-	51,920
18,100	W.R. Berkley (CORTS)		8.250%	Baa3	BBB-	477,026
21,400	W.R. Berkley Capital Trust, Series 2002-1, (CBTCS)		8.125%	Baa3	BBB-	225,235
701,746	W.R. Berkley Corporation		6.750%	Baa3	BBB-	17,298,039
570,300	XL Capital Ltd, Series A		8.000%	Baa1	BBB+	14,884,830
598,417	XL Capital Ltd, Series B		7.625%	Baa1	BBB+	15,379,317

	IT Services - 0.0%
16,100	Vertex Industries Inc. (PPLUS)		7.625%	A2	A+	420,049

	Media - 0.2%
6,700	The Walt Disney Company		7.000%	Baa1	A-	172,525
145,100	Viacom Inc.		7.300%	A3	BBB+	3,668,128

	Multiline Retail - 0.0%
3,000	Nordstrom Inc. (CORTS)		7.625%	Baa1	A-	76,560

	Multi-Utilities - 0.4%
107,800	Dominion CNG Capital Trust I		7.800%	Baa1	BBB-	2,799,566
46,300	Dominion Resources Capital Trust II		8.400%	Baa2	BBB-	1,186,206
113,300	Energy East Capital Trust I		8.250%	Baa3	BBB-	2,934,470

	Oil, Gas & Consumable Fuels - 1.5%
910,211	Nexen Inc.		7.350%	Baa3	BB+	23,856,630
151,900	TransCanada Pipeline		8.250%	A3	BBB	3,944,843

	Pharmaceuticals - 0.0%
13,700	Bristol Myers Squibb Company (CORTS)		6.250%	A1	A+	348,802
4,100	Bristol Myers Squibb Company Trust (CORTS)		6.800%	A1	A+	105,083

	Real Estate - 20.3%
95,400	AvalonBay Communities, Inc., Series H		8.700%	Baa2	BBB	2,650,212
16,400	BRE Properties, Series B		8.080%	Baa3	BBB-	426,810
356,900	BRE Properties, Series C		6.750%	Baa3	BBB-	8,915,362
81,006	BRE Properties, Series D		6.750%	Baa3	BBB-	2,025,150
1,004,095	CarrAmerica Realty Corporation, Series E		7.500%	Baa3	BBB-	25,975,938
8,200	Developers Diversified Realty Corporation		7.500%	Ba1	BBB-	208,608
108,300	Developers Diversified Realty Corporation, Series F		8.600%	Ba1	BBB-	2,804,970
628,213	Developers Diversified Realty Corporation, Series G		8.000%	Ba1	BBB-	16,283,281
170,223	Developers Diversified Realty Corporation, Series H		7.375%	Ba1	BBB-	4,323,664
297,700	Duke Realty Corporation, Series L		6.600%	Baa2	BBB	7,460,362
5,600	Duke-Weeks Realty Corporation		6.625%	Baa2	BBB	140,224
220,650	Duke-Weeks Realty Corporation, Series B		7.990%	Baa2	BBB	11,197,988
38,600	Duke-Weeks Realty Corporation, Series I		8.450%	Baa2	BBB	975,036
378,600	Equity Office Properties Trust, Series G		7.750%	Baa3	BBB	9,983,682
88,800	Equity Residential Properties Trust		9.125%	Baa2	BBB	2,215,560
54,000	Equity Residential Properties Trust, Series C		9.125%	Baa2	BBB	1,394,820
65,050	Equity Residential Properties Trust, Series D		8.600%	Baa2	BBB	1,736,835
36,484	Equity Residential Properties Trust, Series N		6.480%	Baa2	BBB	908,087
332,800	Federal Realty Investment Trust		8.500%	Baa3	BBB-	8,666,112
18,300	First Industrial Realty Trust Inc., Series C		8.625%	Baa3	BBB-	490,349
16,800	Harris Preferred Capital Corporation, Series A		7.375%	A1	A	427,560
213,100	HRPT Properties Trust, Series A		9.875%	Baa3	BBB-	5,480,932
1,555,125	HRPT Properties Trust, Series B		8.750%	Baa3	BBB-	41,226,364
153,000	Kimco Realty Corporation, Series F		6.650%	Baa2	BBB+	3,904,560
147,350	New Plan Excel Realty Trust, Series D		7.800%	Baa3	BBB-	7,418,159
768,000	New Plan Excel Realty Trust, Series E		7.625%	N/R	BBB-	20,428,800
1,700	Prologis Trust, Series F		6.750%	Baa2	BBB	42,840
97,728	Prologis Trust, Series G		6.750%	Baa2	BBB	2,465,677
734,970	PS Business Parks Inc.		7.000%	Ba1	BBB-	18,264,005
107,600	PS Business Parks Inc., Series I		6.875%	Ba1	BBB-	2,625,440
401,000	PS Business Parks Inc., Series L		7.600%	Ba1	BBB-	10,249,560
6,000	Public Storage, Inc.		7.125%	Baa2	BBB+	155,100
230,400	Public Storage, Inc., Series C		6.600%	Baa2	BBB+	5,771,520
25,000	Public Storage, Inc., Series D		6.180%	Baa2	BBB+	590,750
35,000	Public Storage, Inc., Series E		6.750%	Baa2	BBB+	882,000
86,300	Public Storage, Inc., Series Q		8.600%	Baa2	BBB+	2,179,938
262,895	Public Storage, Inc., Series R		8.000%	Baa2	BBB+	6,719,596
47,600	Public Storage, Inc., Series S		7.875%	Baa2	BBB+	1,222,844
101,965	Public Storage, Inc., Series T		7.625%	Baa2	BBB+	2,614,383
106,200	Public Storage, Inc., Series U		7.625%	Baa2	BBB+	2,756,952
148,000	Public Storage, Inc., Series V		7.500%	Baa2	BBB+	3,855,400
2,129	Public Storage, Inc., Series X		6.450%	Baa2	BBB+	52,586
164,000	Realty Income Corporation		7.375%	Baa3	BBB-	4,319,760
309,100	Regency Centers Corporation		7.450%	Baa3	BBB-	7,912,960
245,100	Regency Centers Corporation		7.250%	Baa3	BBB-	6,213,285
15,000	Regency Centers Corporation		6.700%	Baa3	BBB-	367,500
34,500	Simon Property Group, Inc., Series F		8.750%	Baa2	BBB-	890,445
326,041	Simon Property Group, Inc., Series G		7.890%	Baa2	BBB	17,068,246
56,800	United Dominion Realty Trust		8.600%	Baa3	BBB-	1,491,000
9,200	Vornado Realty Trust, Series E		7.000%	Baa3	BBB-	233,772
21,500	Vornado Realty Trust, Series F		6.750%	Baa3	BBB-	531,050
211,940	Vornado Realty Trust, Series G		6.625%	Baa3	BBB-	5,137,426
112,800	Vornado Realty Trust, Series H		6.750%	Baa3	BBB-	2,763,600
16,000	Vornado Realty Trust, Series I		6.625%	Baa3	BBB-	385,280
2,461,900	Wachovia Preferred Funding Corporation		7.250%	A2	BBB+	69,425,580
156,500	Weingarten Realty Trust, Series E		6.950%	Baa1	A-	4,039,265

	Specialty Retail - 0.1%
39,800	Sherwin Williams Company, Series III (CORTS)		7.250%	A2	A	1,033,208

	Thrifts & Mortgage Finance - 1.5%
4,000	Countrywide Capital Trust II, Series II (CORTS)		8.000%	Baa1	BBB+	104,720
1,043,000	Countrywide Capital Trust IV		6.750%	Baa1	BBB+	26,502,630

	U.S. Agency - 2.2%
125,200	Fannie Mae (a)		8.125%	Aa3	AA-	6,893,825
5,500	Fannie Mae (a)		4.750%	Aa3	AA-	216,882
70,200	Fannie Mae (a)		5.125%	Aa3	AA-	2,972,970
83,500	Fannie Mae (a)		5.560%	Aa3	AA-	4,191,700
24,500	Fannie Mae (a)		5.810%	Aa3	AA-	1,188,250
64,434	Fannie Mae (a)		5.100%	Aa3	AA-	2,744,489
124,200	Federal Home Loan Mortgage Corporation (a)		6.000%	Aa3	AA-	6,259,680
58,200	Federal Home Loan Mortgage Corporation (a)		6.140%	Aa3	N/R	2,918,730
107,900	Federal Home Loan Mortgage Corporation (a)		5.100%	Aa3	AA-	4,749,758
84,600	Federal Home Loan Mortgage Corporation (a)		5.000%	Aa3	AA-	3,595,500
60,000	Federal Home Loan Mortgage Corporation (a)		5.100%	Aa3	AA-	2,626,878
34,000	Federal Home Loan Mortgage Corporation (a)		5.300%	Aa3	AA-	1,507,689

	Wireless Telecommunication Services - 2.2%
163,100	Telephone and Data Systems Inc.		7.600%	Baa2	A-	4,167,205
1,319,200	United States Cellular Corporation		8.750%	Baa2	A-	36,449,496

	Total $25 Par (Or Similar) Securities (cost $1,420,466,880)					1,461,929,097

	CONVERTIBLE PREFERRED SECURITIES - 3.1% (2.2% of Total Investments)
	Diversified Financial Services - 0.6%
210,000	Citigroup Global Markets		2.000%	Aa1	AA-	10,082,100

	Electric Utilities - 0.2%
60,836	FPL Group Inc.		8.000%	N/R	A-	4,328,481

	Food & Staples Retailing - 0.3%
227,877	Albertson's, Inc.		7.250%	Baa3	BBB-	5,674,137

	Health Care Equipment & Supplies - 0.2%
64,671	Baxter International Inc.		7.000%	Baa1	N/R	3,686,247

	Insurance - 0.1%
118,000	XL Capital Ltd		6.500%	A2	A	2,693,940

	Multi-Utilities - 1.5%
468,500	Dominion Resources Inc.		8.750%	Baa1	BBB+	26,634,225

	Thrifts & Mortgage Finance - 0.2%
172,300	PMI Group Inc.		5.875%	A1	A	4,269,594

	Total Convertible Preferred Securities (cost $48,052,690)					57,368,724

Principal Amount (000)/ Shares						Market Value
				Ratings*

	Description(1)	Coupon	Maturity	Moody's	S&P

	CAPITAL PREFERRED SECURITIES - 56.7% (39.7% of Total Investments)
	Capital Markets - 7.3%
15,000	Ahmanson Capital Trust I, 144A	8.360%	12/01/26	Baa1	BBB	16,120,905
1,465	Bank of New York Capital I, Series B	7.970%	12/31/26	A1	A-	1,571,610
4,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	A-	4,263,212
2,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	A-	2,131,496
500	BT Preferred Capital Trust II	7.875%	2/25/27	A2	N/R	535,689
5,000	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	A	5,209,985
18,600	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	A	19,308,920
5,050	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A3	A-	5,460,974
1,000	First Security Capital I	8.410%	12/15/26	Aa2	A	1,077,702
17,095	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	A-	21,717,642
25,000	Mellon Capital Trust I, Series A	7.720%	12/01/26	A2	A-	26,712,800
3,240	State Street Institutional Capital Trust, 144A	7.940%	12/30/26	A1	A	3,468,047
19,800	UBS Preferred Funding Trust I	8.622%	10/29/49	A1	AA-	22,961,248

	Commercial Banks - 29.9%
19,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	AA-	19,491,929
37,250	Abbey National Capital Trust I	8.963%	12/30/49	A2	A-	52,030,204
7,100	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	N/R	7,131,915
6,500	Bank One Capital III	8.750%	9/01/30	A1	A-	8,801,468
26,355	BankBoston Capital Trust I, Series B	8.250%	12/15/26	Aa3	A	28,336,369
5,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	BBB-	5,346,590
36,000	Barclays Bank plc, 144A	8.550%	6/15/49	Aa3	A+	42,242,436
2,229	Corestates Capital Trust I, 144A	8.000%	12/15/26	A1	A	2,383,568
3,700	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	A-	4,145,513
1,500	First Empire Capital Trust I	8.234%	2/01/27	Baa1	BBB	1,608,384
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	BBB-	1,671,660
22,080	Fleet Capital Trust II	7.920%	12/11/26	Aa3	A	23,635,978
44,010	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	A	45,305,346
2,000	HBOS Public Limited Company, 144A	6.413%	9/29/49	A1	A	1,999,574
2,400	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	A-	2,849,378
6,250	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	A-	9,710,325
32,000	KBC Bank Fund Trust III, 144A	9.860%	11/02/49	A2	A-	37,643,328
8,000	KeyCorp Capital III	7.750%	7/15/29	A3	BBB	9,685,736
2,500	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	BBB	2,667,280
13,500	Lloyds TSB Bank plc, Subordinated Note	6.900%	11/22/49	Aa2	A+	13,928,058
25,000	M&I Capital Trust A	7.650%	12/01/26	A2	BBB+	26,657,025
19,500	NB Capital Trust II	7.830%	12/15/26	Aa3	A	20,867,009
14,000	Nordbanken AB, 144A	8.950%	11/29/49	A2	A-	16,005,668
2,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	BBB-	2,159,414
8,000	North Fork Capital Trust II	8.000%	12/15/27	A3	BBB-	8,738,872
2,000	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	A3	BB+	2,164,344
33,085	PNC Institutional Capital Securities, 144A	7.950%	12/15/26	A3	BBB+	35,379,412
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	BBB-	2,104,502
13,100	RBS Capital Trust B	6.800%	12/31/49	A1	A	13,368,092
8,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	N/R	8,805,096
500	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A1	A-	531,400
17,500	Royal Bank of Scotland Group plc	9.118%	3/31/49	A1	A	20,364,680
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Baa1	N/R	5,059,575
9,000	St. George Funding Company LLC, 144A	8.485%	6/30/47	Baa1	N/R	9,879,498
3,400	Swedbank ForeningsSparbanken AB, 144A	9.000%	12/29/49	A2	BBB+	3,929,353
7,500	Union Planters Capital Trust A	8.200%	12/15/26	A2	BBB+	7,994,835
240	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	BBB+	28,065,000
10,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	BBB	10,785,830

	Diversified Financial Services - 2.5%
2,750	BNP Paribas Capital Trust	7.200%	12/31/49	A1	A+	2,836,999
1,000	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	A1	A+	1,177,553
3,600	JPM Capital Trust I	7.540%	1/15/27	A1	A-	3,832,085
22,085	JPM Capital Trust II	7.950%	2/01/27	A1	A-	23,747,625
13,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	N/R	14,449,883

	Diversified Telecommunication Services - 2.2%
30,250	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	Baa1	BBB+	39,532,969

	Insurance - 11.0%
14,280	Ace Capital Trust II	9.700%	4/01/30	Baa1	BBB-	18,882,187
2,000	Allstate Financing II	7.830%	12/01/45	A2	A-	2,126,512
28,000	American General Institutional Capital, 144A	8.125%	3/15/46	Aa3	A+	36,349,516
10,000	Berkeley Capital Trust	8.197%	12/15/45	Baa3	BBB-	10,269,440
2,000	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	Baa1	BBB+	2,006,690
6,000	MIC Financing Trust I	8.375%	2/01/27	A1	A+	6,204,258
10,250	Prudential plc	6.500%	6/29/49	Baa1	A	10,339,595
10,000	RenaissanceRe Capital Trust	8.540%	3/01/27	Baa1	BBB+	10,776,080
51,700	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A1	A+	56,264,335
43,000	Zurich Capital Trust I, 144A	8.376%	6/01/37	Baa2	A-	46,078,066

	Oil, Gas & Consumable Fuels - 1.3%
3,680	KN Capital Trust I, Preferred Securities	8.560%	4/15/27	Baa3	BB+	3,978,231
10,750	KN Capital Trust III	7.630%	4/15/28	Baa3	BB+	12,184,480
7,355	Phillips 66 Capital Trust II	8.000%	1/15/37	Baa2	BBB	7,891,054

	Thrifts & Mortgage Finance - 2.5%
8,595	Countrywide Capital Trust I	8.000%	12/15/26	Baa1	BBB+	8,832,334
8,460	Countrywide Capital Trust III, Series B	8.050%	6/15/27	Baa1	BBB+	10,180,933
11,825	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	BBB	13,093,983
13,000	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	BBB	14,004,003

	Total Capital Preferred Securities (cost $985,432,343)					1,029,053,685

	CORPORATE BONDS - 0.3% (0.2% of Total Investments)
	Automobiles - 0.3%
7,150	Ford Motor Company, Debentures	7.400%	11/01/46	Ba1	BB+	5,165,875

	Total Corporate Bonds (cost $5,676,787)					5,165,875

	REPURCHASE AGREEMENTS - 2.0% (1.4% of Total Investments)
	State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price
$ 36,795	$36,804,823, collateralized by $28,610,000 U.S. Treasury Bonds, 7.125%,					36,795,164
	due 2/15/23, value $37,532,744

	Total Repurchase Agreements (cost $36,795,164)					36,795,164

	Total Investments (cost $2,496,423,864) - 142.6%					2,590,312,545

	Other Assets Less Liabilities - 1.4%					26,096,323

	FundPreferred Shares, at Liquidation Value - (44.0)%					(800,000,000)

	Net Assets Applicable to Common Shares - 100%					$1,816,408,868

Interest Rate Swaps Outstanding at September 30, 2005:
	Notional			Termination	Unrealized
Counterparty	Amount	Fixed Rate	Floating Rate**	Date	Appreciation

Citibank, N.A.	$200,000,000	2.6300%	3.6800%	11/06/05	$399,441
Citibank, N.A.	200,000,000	3.3750	3.6800	11/06/07	4,490,353
Citibank, N.A.	200,000,000	3.9100	3.6800	11/06/09	4,591,638

					$9,481,432

(1)		All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*		Ratings: Below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
**		Based on LIBOR (London Interbank Offered Rate)
(a)		Security is eligible for the Dividends Received Deduction.
144	A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(CBTCS)		Corporate Backed Trust Certificates.
(CORTS)		Corporate Backed Trust Securities.
(PCARS)		Public Credit and Repackaged Securities.
(PPLUS)		PreferredPlus Trust.
(SATURNS)		Structured Asset Trust Unit Repackaging.
N/R		Security is not rated.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $2,501,299,568.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$112,045,434
Depreciation	(23,032,457)

Net unrealized appreciation of investments	$89,012,977

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Quality Preferred Income Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.